ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of December 31, 2024	As of December 31, 2025
Payment due for mining machine purchase	126,317,900	42,629,649
Payment due for hosting expenses	40,109,274	33,700,717
Customer advances	1,637,864	1,727,397
Other tax payables	—	746,737
Interest payable	63,640	—
Payable to employees	2,000,000	557,543
Accrued professional service fees	781,798	1,503,972
Deposit due to third-parties	—	297,424
Payable to dealers and suppliers	—	948,351
Others	80,043	217,285
Total accrued expenses and other current liabilities	170,990,519	82,329,075